UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21686
                                                     ---------

                          OPPENHEIMER PORTFOLIO SERIES
                          ----------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: JANUARY 31
                                                ----------

                    Date of reporting period: APRIL 30, 2007
                                              --------------


ITEM 1. SCHEDULE OF INVESTMENTS.


CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                              SHARES            VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.7% 1
----------------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS--10.8%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                                    1,973,326    $  13,596,218
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                          531,080       13,441,635
                                                                                                        --------------
                                                                                                           27,037,853

----------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--66.6%
Oppenheimer Champion Income Fund, Cl. Y                                                    2,979,989       28,756,889
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                                          7,965,920       81,730,335
----------------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                                 2,213,788       13,836,175
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                            4,225,980       42,048,503
                                                                                                        --------------
                                                                                                          166,371,902

----------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--5.6%
Oppenheimer Global Fund, Cl. Y                                                               178,589       13,992,454
----------------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--16.7%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                                               273,731       13,752,252
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                          325,516       13,922,315
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                                483,224       14,032,841
                                                                                                        --------------
                                                                                                           41,707,408
----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $239,438,105)                                                 99.7%     249,109,617
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  0.3          849,571

                                                                                           ---------------------------
NET ASSETS                                                                                     100.0%   $ 249,959,188
                                                                                           ===========================

FOOTNOTES TO STATEMENT OF INVESTMENTS


                         1 | CONSERVATIVE INVESTOR FUND

CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                     SHARES        GROSS           GROSS           SHARES
                                                           JANUARY 31, 2007    ADDITIONS      REDUCTIONS   APRIL 30, 2007
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                        231,332       49,742           7,343          273,731
Oppenheimer Champion Income Fund, Cl. Y                           2,477,295      580,277          77,583        2,979,989
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y           1,441,991      555,337          24,002        1,973,326
Oppenheimer Core Bond Fund, Cl. Y                                 6,523,270    1,535,413          92,763        7,965,920
Oppenheimer Global Fund, Cl. Y                                      155,463       32,384           9,258          178,589
Oppenheimer Institutional Money Market Fund, Cl. E                  637,460   13,420,396      14,057,856                -
Oppenheimer International Bond Fund, Cl. Y                        1,863,135      422,671          72,018        2,213,788
Oppenheimer Limited-Term Government Fund, Cl. Y                   3,414,211      861,188          49,419        4,225,980
Oppenheimer Main Street Fund, Cl. Y                                 280,537       58,829          13,850          325,516
Oppenheimer Real Estate Fund, Cl. Y                                 506,371      126,452         101,743          531,080
Oppenheimer Value Fund, Cl. Y                                       439,532       87,991          44,299          483,224

                                                                                                                 DIVIDEND
                                                                                                   VALUE           INCOME
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                               $  13,752,252   $            -
Oppenheimer Champion Income Fund, Cl. Y                                                       28,756,889          468,252
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                                       13,596,218                -
Oppenheimer Core Bond Fund, Cl. Y                                                             81,730,335          953,061
Oppenheimer Global Fund, Cl. Y                                                                13,992,454                -
Oppenheimer Institutional Money Market Fund, Cl. E                                                     -            7,741
Oppenheimer International Bond Fund, Cl. Y                                                    13,836,175          132,517
Oppenheimer Limited-Term Government Fund, Cl. Y                                               42,048,503          445,479
Oppenheimer Main Street Fund, Cl. Y                                                           13,922,315                -
Oppenheimer Real Estate Fund, Cl. Y                                                           13,441,635                -
Oppenheimer Value Fund, Cl. Y                                                                 14,032,841                -
                                                                                           -------------------------------
                                                                                           $ 249,109,617   $    2,007,050
                                                                                           ===============================

2. Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS

Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Champion Income Fund, Oppenheimer Global Fund, Oppenheimer International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund(R), Oppenheimer Commodity Strategy Total Return Fund(R), Oppenheimer Real Estate Fund, Oppenheimer Value Fund and Oppenheimer Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.


                         2 | CONSERVATIVE INVESTOR FUND

CONSERVATIVE INVESTOR FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $ 239,524,308
                                                 ==============

Gross unrealized appreciation                    $  10,546,678
Gross unrealized depreciation                         (961,369)
                                                 --------------
Net unrealized appreciation                      $   9,585,309
                                                 ==============

                         3 | CONSERVATIVE INVESTOR FUND



MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                              SHARES           VALUE
----------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.9% 1
----------------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUNDS--9.8%
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                                    5,206,005    $  35,869,379
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Real Estate Fund, Cl. Y                                                        1,401,325       35,467,534
                                                                                                        --------------
                                                                                                           71,336,913

----------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--44.6%
Oppenheimer Champion Income Fund, Cl. Y                                                    7,522,666       72,593,726
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y                                                         14,012,502      143,768,273
----------------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                                 5,843,006       36,518,783
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y                                            7,215,043       71,789,686
                                                                                                        --------------
                                                                                                          324,670,468

----------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUND--10.2%
Oppenheimer Global Fund, Cl. Y                                                               943,057       73,888,496
----------------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--35.3%
Oppenheimer Capital Appreciation Fund, Cl. Y 2                                             1,445,042       72,598,900
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                        1,718,614       73,505,124
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                            2,333,355       36,727,005
----------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                              2,551,724       74,102,083
                                                                                                        --------------
                                                                                                          256,933,112

----------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $683,863,782)                                                 99.9%     726,828,989
----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  0.1          983,016

                                                                                          ----------------------------
NET ASSETS                                                                                     100.0%   $ 727,812,005
                                                                                          ============================

FOOTNOTES TO STATEMENT OF INVESTMENTS


                           1 | MODERATE INVESTOR FUND

MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                     SHARES        GROSS           GROSS           SHARES
                                                           JANUARY 31, 2007    ADDITIONS      REDUCTIONS   APRIL 30, 2007
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                      1,239,117      212,932           7,007        1,445,042
Oppenheimer Champion Income Fund, Cl. Y                           6,341,189    1,218,214          36,737        7,522,666
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y           3,864,044    1,367,602          25,641        5,206,005
Oppenheimer Core Bond Fund, Cl. Y                                11,639,178    2,442,546          69,222       14,012,502
Oppenheimer Global Fund, Cl. Y                                      831,381      137,615          25,939          943,057
Oppenheimer Institutional Money Market Fund, Cl. E                1,897,564   25,134,912      27,032,476                -
Oppenheimer International Bond Fund, Cl. Y                        4,986,529      908,693          52,216        5,843,006
Oppenheimer Limited-Term Government Fund, Cl. Y                   5,914,588    1,336,091          35,636        7,215,043
Oppenheimer Main Street Fund, Cl. Y                               1,499,294      249,857          30,537        1,718,614
Oppenheimer Main Street Opportunity Fund, Cl. Y                   2,033,988      339,412          40,045        2,333,355
Oppenheimer Real Estate Fund, Cl. Y                               1,351,142      194,691         144,508        1,401,325
Oppenheimer Value Fund, Cl. Y                                     2,348,542      374,178         170,996        2,551,724

                                                                                                DIVIDEND         REALIZED
                                                                                   VALUE          INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                               $  72,598,900     $         -      $      (183)
Oppenheimer Champion Income Fund, Cl. Y                                       72,593,726       1,195,873           (2,056)
Oppenheimer Commodity Strategy Total Return Fund, Cl. Y                       35,869,379               -          (62,113)
Oppenheimer Core Bond Fund, Cl. Y                                            143,768,273       1,696,612          (12,952)
Oppenheimer Global Fund, Cl. Y                                                73,888,496               -          (26,495)
Oppenheimer Institutional Money Market Fund, Cl. E                                     -          18,000                -
Oppenheimer International Bond Fund, Cl. Y                                    36,518,783         353,944             (290)
Oppenheimer Limited-Term Government Fund, Cl. Y                               71,789,686         769,874           (4,956)
Oppenheimer Main Street Fund, Cl. Y                                           73,505,124               -           14,809
Oppenheimer Main Street Opportunity Fund, Cl. Y                               36,727,005               -           (6,878)
Oppenheimer Real Estate Fund, Cl. Y                                           35,467,534               -            8,788
Oppenheimer Value Fund, Cl. Y                                                 74,102,083               -           64,111
                                                                           -----------------------------------------------
                                                                           $ 726,828,989     $ 4,034,303      $   (28,215)
                                                                           ===============================================

2. Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS

Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Champion Income Fund, Oppenheimer Global Fund, Oppenheimer International Bond Fund, Oppenheimer Limited-Term Government Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Commodity Strategy Total Return Fund(R), Oppenheimer Real Estate Fund, Oppenheimer Value Fund and Oppenheimer Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.


                           2 | MODERATE INVESTOR FUND

MODERATE INVESTOR FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $ 684,119,702
                                                 ==============

Gross unrealized appreciation                    $  45,490,622
Gross unrealized depreciation                       (2,781,335)
                                                 --------------
Net unrealized appreciation                      $  42,709,287
                                                 ==============


                           3 | MODERATE INVESTOR FUND



EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                                        SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--100.3% 1
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--30.1%
Oppenheimer Developing Markets Fund, Cl. Y                                                             473,536   $  20,788,230
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                                       1,073,654      84,120,822
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                                           550,203      21,034,247
                                                                                                                 --------------
                                                                                                                   125,943,299

-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.3%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21% 2                                          1,327,378       1,327,378
-----------------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--69.9%
Oppenheimer Capital Appreciation Fund, Cl. Y 3                                                       1,645,532      82,671,506
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                                  1,467,717      62,774,280
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                                      2,656,952      41,820,423
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                                        1,672,384      41,391,489
-----------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                                        2,178,961      63,277,022
                                                                                                                 --------------
                                                                                                                   291,934,720

-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $381,478,306)                                                          100.3%    419,205,397
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                                     (0.3)     (1,198,769)

                                                                                                     --------------------------
NET ASSETS                                                                                               100.0%  $ 418,006,628
                                                                                                     ==========================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                      SHARES           GROSS         GROSS           SHARES
                                                            JANUARY 31, 2007       ADDITIONS    REDUCTIONS   APRIL 30, 2007
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                       1,364,861         283,472         2,801        1,645,532
Oppenheimer Developing Markets Fund, CI. Y                           425,351          72,678        24,493          473,536
Oppenheimer Global Fund, Cl.Y                                        915,262         162,552         4,160        1,073,654
Oppenheimer Global Opportunities Fund, Cl. Y                         430,055         121,077           929          550,203
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21%            812,798      12,429,441    11,914,861        1,327,378
Oppenheimer Main Street Fund, Cl. Y                                1,239,380         230,825         2,488        1,467,717
Oppenheimer Main Street Opportunity Fund, Cl. Y                    2,241,434         420,021         4,503        2,656,952
Oppenheimer Main Street Small Cap Fund, Cl. Y                      1,423,589         253,921         5,126        1,672,384
Oppenheimer Value Fund, Cl. Y                                      1,940,570         331,458        93,067        2,178,961

                                                                                                     DIVIDEND      REALIZED
                                                                                          VALUE        INCOME   GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                      $  82,671,506   $         -   $    (1,833)
Oppenheimer Developing Markets Fund, CI. Y                                           20,788,230             -        (7,358)
Oppenheimer Global Fund, Cl.Y                                                        84,120,822             -        (8,729)
Oppenheimer Global Opportunities Fund, Cl. Y                                         21,034,247             -        (6,172)
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21%                             1,327,378        11,320             -
Oppenheimer Main Street Fund, Cl. Y                                                  62,774,280             -        (1,991)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                      41,820,423             -        (1,460)
Oppenheimer Main Street Small Cap Fund, Cl. Y                                        41,391,489             -        (2,879)
Oppenheimer Value Fund, Cl. Y                                                        63,277,022             -        28,907
                                                                                  ------------------------------------------
                                                                                  $ 419,205,397   $    11,320   $    (1,515)
                                                                                  ==========================================

2. Rate shown is the 7-day yield as of April 30, 2007.

3. Non-income producing security.


                            1 | EQUITY INVESTOR FUND

EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Capital Appreciation Fund, Oppenheimer Developing Markets Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R), Oppenheimer Value Fund and Oppenheimer Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                            2 | EQUITY INVESTOR FUND

EQUITY INVESTOR FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Federal tax cost of securities             $ 381,479,749
                                           ==============

Gross unrealized appreciation              $  37,725,648
Gross unrealized depreciation                          -
                                           --------------
Net unrealized appreciation                $  37,725,648
                                           ==============


                            3 | EQUITY INVESTOR FUND



ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                                                                                              SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--99.9% 1
------------------------------------------------------------------------------------------------------------------------
ALTERNATIVE INVESTMENT FUND--5.4%
Oppenheimer Real Estate Fund, Cl. Y                                                        4,763,458    $   120,563,135
------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS--23.6%
Oppenheimer Champion Income Fund, Cl. Y                                                    4,928,848         47,563,381
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Core Bond Fund, Cl. Y 2                                                       20,415,803        209,466,142
------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Bond Fund, Cl. Y                                                 3,404,029         21,275,182
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y 2                                                48,232,232        211,739,498
------------------------------------------------------------------------------------------------------------------------
Oppenheimer U.S. Government Trust, Cl. Y                                                   3,852,199         36,595,892
                                                                                                        ----------------
                                                                                                            526,640,095

------------------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY FUNDS--20.6%
Oppenheimer Developing Markets Fund, Cl. Y                                                   383,617         16,840,804
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Fund, Cl. Y                                                             2,746,792        215,211,102
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund, Cl. Y                                               3,283,206        125,516,984
------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth Fund, Cl. Y                                               1,677,012         50,997,940
------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Small Company Fund, Cl. Y                                          555,189         16,800,022
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Quest International Value Fund, Inc., Cl. A                                    1,428,949         33,637,462
                                                                                                        ----------------
                                                                                                            459,004,314

------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND--0.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21% 3                               14,338,786         14,338,786
------------------------------------------------------------------------------------------------------------------------
U.S. EQUITY FUNDS--49.7%
Oppenheimer Capital Appreciation Fund, Cl. Y 4                                             5,875,121        295,166,053
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund, Cl. Y                                                        5,006,392        214,123,378
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Opportunity Fund, Cl. Y                                            7,928,537        124,795,167
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund, Cl. Y                                              4,990,004        123,502,592
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                              821,463         33,983,906
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Value Fund, Cl. Y                                                             10,959,755        318,271,293
                                                                                                        ----------------
                                                                                                          1,109,842,389

------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,041,363,170)                                               99.9%     2,230,388,719
------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                  0.1          1,789,510

                                                                                          ------------------------------
NET ASSETS                                                                                     100.0%   $ 2,232,178,229
                                                                                          ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS


                           1 | ACTIVE ALLOCATION FUND

ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended April 30, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                      SHARES           GROSS           GROSS           SHARES
                                                            JANUARY 31, 2007       ADDITIONS      REDUCTIONS   APRIL 30, 2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                       5,035,770         941,623         102,272        5,875,121
Oppenheimer Champion Income Fund, CI. Y                            3,973,401       1,067,905         112,458        4,928,848
Oppenheimer Core Bond Fund, Cl. Y                                 17,144,429       3,397,854         126,480       20,415,803
Oppenheimer Developing Markets Fund, Cl. Y                           366,377          56,602          39,362          383,617
Oppenheimer Global Fund, Cl. Y                                     2,405,097         428,609          86,914        2,746,792
Oppenheimer Global Opportunities Fund, Cl. Y                       2,450,325         837,015           4,134        3,283,206
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21%          6,349,533      55,302,140      47,312,887       14,338,786
Oppenheimer International Bond Fund, Cl. Y                         2,779,230         702,957          78,158        3,404,029
Oppenheimer International Growth Fund, Cl. Y                       1,566,542         244,504         134,034        1,677,012
Oppenheimer International Small Company Fund, Cl. Y                  558,527          83,647          86,985          555,189
Oppenheimer Main Street Fund, Cl. Y                                4,361,432         778,730         133,770        5,006,392
Oppenheimer Main Street Opportunity Fund, Cl. Y                    6,480,652       1,457,884           9,999        7,928,537
Oppenheimer Main Street Small Cap Fund, Cl. Y                      4,007,613         988,707           6,316        4,990,004
Oppenheimer Quest International Value Fund, Inc., Cl. A            1,270,789         206,982          48,822        1,428,949
Oppenheimer Real Estate Fund, Cl. Y                                4,290,964       1,032,741         560,247        4,763,458
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                      762,924         118,524          59,985          821,463
Oppenheimer Strategic Income Fund, Cl. Y                          41,051,737       8,075,416         894,921       48,232,232
Oppenheimer U.S. Government Trust, Cl. Y                           3,000,034         936,702          84,537        3,852,199
Oppenheimer Value Fund, Cl. Y                                      9,865,588       1,694,596         600,429       10,959,755

                                                                                                    DIVIDEND         REALIZED
                                                                                       VALUE          INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund, Cl. Y                                  $  295,166,053   $           -   $      (67,766)
Oppenheimer Champion Income Fund, CI. Y                                           47,563,381         746,664           (6,982)
Oppenheimer Core Bond Fund, Cl. Y                                                209,466,142       2,486,929          (10,480)
Oppenheimer Developing Markets Fund, Cl. Y                                        16,840,804               -            5,787
Oppenheimer Global Fund, Cl. Y                                                   215,211,102               -          (93,599)
Oppenheimer Global Opportunities Fund, Cl. Y                                     125,516,984               -          (29,297)
Oppenheimer Institutional Money Market Fund, Cl. E, 5.21%                         14,338,786         144,078                -
Oppenheimer International Bond Fund, Cl. Y                                        21,275,182         196,667           (1,348)
Oppenheimer International Growth Fund, Cl. Y                                      50,997,940               -           40,473
Oppenheimer International Small Company Fund, Cl. Y                               16,800,022               -          173,536
Oppenheimer Main Street Fund, Cl. Y                                              214,123,378               -          (71,548)
Oppenheimer Main Street Opportunity Fund, Cl. Y                                  124,795,167               -           (4,575)
Oppenheimer Main Street Small Cap Fund, Cl. Y                                    123,502,592               -           (5,056)
Oppenheimer Quest International Value Fund, Inc., Cl. A                           33,637,462               -          (22,339)
Oppenheimer Real Estate Fund, Cl. Y                                              120,563,135               -          831,974
Oppenheimer Small- & Mid- Cap Value Fund, Cl. Y                                   33,983,906               -           17,528
Oppenheimer Strategic Income Fund, Cl. Y                                         211,739,498       2,651,673            5,391
Oppenheimer U.S. Government Trust, Cl. Y                                          36,595,892         388,132           (3,804)
Oppenheimer Value Fund, Cl. Y                                                    318,271,293               -          147,515
                                                                              ------------------------------------------------
                                                                              $2,230,388,719   $   6,614,143   $      905,410
                                                                              ================================================

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes.

3. Rate shown is the 7-day yield as of April 30, 2007.

4. Non-income producing security.

NOTES TO STATEMENT OF INVESTMENTS

Under normal market conditions, the Manager will invest the Portfolio's assets in shares of Oppenheimer Core Bond Fund, Oppenheimer Capital Appreciation Fund, Oppenheimer Global Fund, Oppenheimer Global Opportunities Fund, Oppenheimer Main Street Fund(R), Oppenheimer Main Street Opportunity Fund(R), Oppenheimer Main Street Small Cap Fund(R), Oppenheimer Real Estate Fund, Oppenheimer Strategic Income Fund, Oppenheimer Value Fund and Oppenheimer Institutional Money Market Fund (individually, an "Underlying Fund" and collectively, the "Underlying Funds"). In addition, up to 20% of the Portfolio's net assets may be invested according to a tactical allocation among up to four Oppenheimer funds, which are also considered Underlying Funds, or money market securities based on recommendations made by the Manager.


                           2 | ACTIVE ALLOCATION FUND

ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Oppenheimer Funds:

Oppenheimer Capital Appreciation Fund
Oppenheimer Core Bond Fund
Oppenheimer Champion Income Fund
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Small Company Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Commodity Strategy Total Return Fund(R)
Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer U.S. Government Trust
Oppenheimer Value Fund

SECURITIES VALUATION. The Portfolio calculates the net asset value of each class of shares based upon the net asset value of the applicable Underlying Fund as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. For each Underlying Fund, the net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Underlying Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine net asset values, the Underlying Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Underlying Fund's Board of Trustees/Directors believes accurately reflects the fair value. Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Underlying Fund's foreign investments may change on days when investors cannot buy or redeem Underlying Fund shares.

Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

RISKS OF INVESTING IN THE UNDERLYING FUNDS. Each of the Underlying Funds in which the Portfolio invests has its own investment risks, and those risks can affect the value of the Portfolio's investments and therefore the value of the Portfolio's shares. To the extent that the Portfolio invests more of its assets in one Underlying Fund than in another, the Portfolio will have greater exposure to the risks of that Underlying Fund.

FOREIGN CURRENCY TRANSLATION. The Portfolio's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.


                           3 | ACTIVE ALLOCATION FUND

ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations in the annual and semiannual reports

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Portfolio is permitted to invest daily available cash balances in an affiliated money market fund. The Portfolio may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Portfolio's investment in IMMF is included in the Statement of Investments. As a shareholder, the Portfolio is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Portfolio expenses in an amount equal to the indirect management fees incurred through the Portfolio's investment in IMMF.

INVESTMENTS WITH OFF BALANCE SHEET RISK. The Portfolio enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Portfolio's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports with the change in unrealized ppreciation or depreciation.

The Portfolio may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations in the annual and semiannual reports.

As of April 30, 2007, the Portfolio had outstanding foreign currency contracts as follows:

                                                 EXPIRATION  CONTRACT AMOUNT       VALUATION AS OF    UNREALIZED    UNREALIZED
CONTRACT DESCRIPTION                                  DATES           (000S)        APRIL 30, 2007  APPRECIATION  DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL
British Pound Sterling (GBP)                         7/5/07              900  GPB        1,798,913             -        20,693
Euro (EUR)                                           7/5/07            8,500  EUR       11,628,832             -       226,082
Japanese Yen (JPY)                                   7/5/07          821,000  JPY        6,930,986        63,987             -
                                                                                                    ---------------------------
Total unrealized appreciation and depreciation                                                      $     63,987  $    246,775
                                                                                                    ===========================

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Portfolio may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Portfolio may also buy or write put or call options on these futures contracts.


                           4 | ACTIVE ALLOCATION FUND

ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

The Portfolio generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Portfolio may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities in the annual and semiannual reports reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations in the annual and semiannual reports at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports .

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of April 30, 2007, the Portfolio had outstanding futures contracts as follows:

                                                                                      UNREALIZED
                                       EXPIRATION   NUMBER OF   VALUATION AS OF     APPRECIATION
CONTRACT DESCRIPTION                        DATES   CONTRACTS    APRIL 30, 2007   (DEPRECIATION)
-------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Standard & Poor's 500 E-Mini              6/15/07         571   $    42,493,820   $    1,171,761
                                                                                  ---------------

CONTRACTS TO SELL
Euro-Bundesobligation, 10 yr.              6/7/07          78        12,150,411           53,002
Japan (Government of) Bonds, 10 yr.        6/8/07          41         4,611,106          (10,759)
United Kingdom Long Gilt                  6/27/07           4           857,223            2,399
U.S. Treasury Nts., 5 yr.                 6/29/07         390        41,272,969          (58,550)
                                                                                  ---------------
                                                                                         (13,908)
                                                                                  ---------------
                                                                                  $    1,157,853
                                                                                  ===============

TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the statement of Asset and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Portfolio at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Portfolio also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of April 30, 2007, the Portfolio had entered into the following total return swap agreements:


                           5 | ACTIVE ALLOCATION FUND

ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

                       NOTIONAL                                                              TERMINATION
SWAP COUNTERPARTY        AMOUNT          PAID BY THE FUND             RECEIVED BY THE FUND         DATES       VALUE
---------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International:
                                                             If negative, the Total Return
                                   If positive, the Total          of the S&P BARRA Growth
                                        Return of the S&P         Index less BBA LIBOR USD
                    $    30,277       BARRA Growth Index.           minus 15 basis points.      12/10/07   $(515,861)

                                                             If negative, the Total Return
                                   If positive, the Total          of the S&P BARRA Growth
                                        Return of the S&P         Index less BBA LIBOR USD
                          3,948       BARRA Growth Index.           minus 15 basis points.      12/10/07     (67,266)

                                            One-Month BBA
                                         LIBOR USD and if
                                   negative, the absolute
                                       value of the Total
                                       Return of the MSCI    If positive, the Total Return
                                   Daily Total Return Net          of the MSCI Daily Total
                                       Belgium USD Market           Return Net Belgium USD
                          2,169                    Index.                    Market Index.      12/10/07      18,290

                                            One-Month BBA
                                         LIBOR USD and if
                                   negative, the absolute
                                       value of the Total
                                       Return of the MSCI    If positive, the Total Return
                                   Daily Total Return Net         of the MSCI Daily Total
                                       Belgium USD Market          Return Net Belgium USD
                          7,959                    Index.                   Market Index.       12/10/07      67,115

                                            One-Month BBA
                                         LIBOR USD and if
                                   negative, the absolute
                                       value of the Total
                                       Return of the MSCI    If positive, the Total Return
                                   Daily Total Return Net          of the MSCI Daily Total
                                      Emerging Market USD              Return Net Emerging
                          3,130                    Index.                Market USD Index.      12/10/07      26,394

                                            One-Month BBA
                                         LIBOR USD and if
                                   negative, the absolute
                                       value of the Total
                                       Return of the MSCI    If positive, the Total Return
                                   Daily Total Return Net          of the MSCI Daily Total
                                      Emerging Market USD              Return Net Emerging
                         55,206                    Index.                Market USD Index.      12/10/17     465,529
---------------------------------------------------------------------------------------------------------------------
                                   If negative, the Total
                                   Return of the Emerging
                                       Markets Bond Index
                                        plus 6 months BBA    If positive, the Total Return
JPMorgan Chase                    LIBOR USD less 40 basis          of the Emerging Markets
Bank                 20,600,000                   points.                      Bond Index.       10/5/07      24,333
                                                                                                           ----------
                                                                                                           $  18,534
                                                                                                           ==========


                           6 | ACTIVE ALLOCATION FUND

ACTIVE ALLOCATION FUND

STATEMENT OF INVESTMENTS  APRIL 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Abbreviations are as follows:

BBA LIBOR      British Bankers' Association London-Interbank Offered Rate
MSCI           Morgan Stanley Capital International

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of April 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of April 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                   $ 2,046,686,655
Federal tax cost of other investments                (17,555,742)
                                                 ----------------
Total federal tax cost                           $ 2,029,130,913
                                                 ================

Gross unrealized appreciation                    $   185,530,888
Gross unrealized depreciation                           (652,436)
                                                 ----------------
Net unrealized appreciation                      $   184,878,452
                                                 ================


                           7 | ACTIVE ALLOCATION FUND



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of April 30, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
        (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
        (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Portfolio Series

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer
Date: June 12, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: June 12, 2007